T. ROWE PRICE TARGET 2020 FUND
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 53.9%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund	55,000	7,537	1,864	12,092,503	62,760
New Income Fund	47,311	8,301	1,625	5,560,853	55,219
International Bond Fund (USD
Hedged)	15,767	3,038	554	1,821,885	18,620
Emerging Markets Bond Fund	11,604	1,182	436	1,196,875	13,405
High Yield Fund	9,907	2,525	400	1,940,284	12,534
Dynamic Global Bond Fund	10,328	1,596	357	1,196,483	11,714
Floating Rate Fund	3,851	458	148	457,210	4,252
U.S. Treasury Long-Term Fund	3,071	232	118	207,443	3,161
Total Bond Mutual Funds (Cost $174,899)					181,665

EQUITY MUTUAL FUNDS 42.9%
T. Rowe Price Funds:
Equity Index 500 Fund	43,148	4,633	20,550	279,686	26,067
Growth Stock Fund	14,328	6,412	479	256,088	24,116
Value Fund	12,081	8,388	503	598,647	21,749
International Stock Fund	10,454	648	830	617,526	11,739
International Value Equity Fund	11,388	648	1,642	931,330	11,679
Overseas Stock Fund	10,874	649	1,215	1,078,308	11,592
Emerging Markets Stock Fund	6,477	404	651	158,075	7,407
Mid-Cap Growth Fund	6,205	341	364	67,041	6,887
Mid-Cap Value Fund	5,038	335	198	216,474	5,860
New Horizons Fund(2)	4,986	208	1,294	53,199	4,257
Small-Cap Stock Fund(2)	3,600	215	400	72,177	3,856
Small-Cap Value Fund	3,178	208	123	84,554	3,673
Real Assets Fund	3,170	181	198	310,748	3,524
U.S. Large-Cap Core Fund	357	1,040	—	54,840	1,573
Emerging Markets Discovery Stock
Fund	59	325	—	33,209	394
Total Equity Mutual Funds (Cost $113,192)					144,373

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2020 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.2%
T. Rowe Price Funds:
U.S. Treasury Money Fund, 0.24%(3)	10,321	12,775	12,132	10,963,896	10,964
Total Short-Term Investments (Cost $10,964)					10,964

Total Investments in Securities 100.0%
(Cost $299,055)					$337,002

Other Assets Less Liabilities (0.0)%					(139)

Net Assets 100.0%					$336,863

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2020 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$—	$147	$68
Emerging Markets Bond Fund	(37)	1,055	151
Emerging Markets Discovery
Stock Fund	—	10	—
Emerging Markets Stock Fund	54	1,177	—
Equity Index 500 Fund	5,887	(1,164)	173
Floating Rate Fund	(9)	91	45
Growth Stock Fund	4	3,855	—
High Yield Fund	(15)	502	171
International Bond Fund (USD
Hedged)	—	369	86
International Stock Fund	32	1,467	—
International Value Equity Fund	(181)	1,285	—
Limited Duration Inflation
Focused Bond Fund	3	2,087	123
Mid-Cap Growth Fund	12	705	—
Mid-Cap Value Fund	(24)	685	—
New Horizons Fund	391	357	—
New Income Fund	2	1,232	376
Overseas Stock Fund	(28)	1,284	—
Real Assets Fund	(3	371	—
Small-Cap Stock Fund	12	441	—
Small-Cap Value Fund	(15)	410	—
U.S. Large-Cap Core Fund	—	176	—
U.S. Treasury Long-Term Fund	(3)	(24)	15
Value Fund	(28)	1,783	—
U.S. Treasury Money Fund	—	—	8
Totals	$6,054#	$18,301	$1,216+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $1,216 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2020 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2020 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.